INCOME TAX (CREDIT) CHARGE - Summary of Major Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Major components of tax expense (income) [abstract]
Current tax expense	$ 1,330	$ 533	$ 7,796	$ 1,355
Deferred tax (credit) charge (Note 18)	(172)	190	(6,923)	450
Income tax expense (benefit)	$ 1,158	$ 723	$ 873	$ 1,805